Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Cost	$ 13,170	$ 12,461
Accumulated amortization	1,847	1,573
Net book value	11,323	10,888
Held for sale
Property, Plant and Equipment
Cost	0	4
Accumulated amortization	0	0
Net book value	0	4
Utilities
Property, Plant and Equipment
Cost	8,432	7,791
Accumulated amortization	437	286
Net book value	7,995	7,505
Midstream
Property, Plant and Equipment
Cost	3,898	3,832
Accumulated amortization	793	689
Net book value	3,105	3,143
Corporate/Other
Property, Plant and Equipment
Cost	840	842
Accumulated amortization	617	598
Net book value	$ 223	$ 244